Income Taxes - Schedule of Income Tax Provision (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income before Income taxes					$ (5,758,369)	$ (7,039,155)
Taxes under statutory US tax rates					(1,209,258)	(1,478,222)
Increase (decrease) in valuation allowance					1,394,444	1,418,349
Change in Federal tax rates						(99,013)
Foreign tax rate differential					(186,286)	(5,043)
Other					1,100	(114,391)
Income tax (expense) benefit	$ (26,317)	$ 726	$ (135,068)	$ (116,244)	$ (115,437)	$ (179,306)